Allocation of Cash Proceeds Derivative Liability at Its Fair Value and Warrant at Its Relative Fair Value, with Residual Allocation of Host AVCP Note Agreement (Detail) (USD $)	3 Months Ended	9 Months Ended
	Feb. 28, 2015	Feb. 28, 2015	Feb. 06, 2015	Sep. 26, 2014
Debt Instrument [Line Items]
Amortization Debt Discount	$ 143,012	$ 203,711
Change in Fair Value	(1,261,545)	(455,970)
Balance	3,247,741	3,247,741	1,500,000	2,000,000
Warrants (equity allocation)
Debt Instrument [Line Items]
Balance	215,732	215,732	57,387	158,345
Compound Embedded Derivative
Debt Instrument [Line Items]
Change in Fair Value		(455,970)
Balance	714,294	714,294	403,226	767,038
AVCP convertible note payable
Debt Instrument [Line Items]
Amortization Debt Discount		203,711
Balance	$ 2,317,715	$ 2,317,715	$ 1,039,387	$ 1,074,617